Regulatory Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
15. Regulatory Assets and Liabilities
Regulatory Assets
As at	December 31		December 31
millions of Canadian dollars	2019	(1)	2018
Regulatory assets
Deferred income tax regulatory assets	$862		$775
Pension and post-retirement medical plan	380		453
Deferrals related to derivative instruments	81		10
Storm restoration regulatory asset	38		32
Stranded cost recovery	27		28
Environmental remediations	26		31
Demand side management ("DSM") deferral	19		24
Unamortized defeasance costs	19		26
Cost recovery clauses	13		75
Other	87		115
	$1,552		$1,569
Current	$121		$165
Long-term	1,431		1,404
Total regulatory assets	$1,552		$1,569
Regulatory liabilities
Deferred income tax regulatory liabilities	985		1,218
Accumulated reserve - cost of removal	891		955
Regulated fuel adjustment mechanism	115		161
Storm reserve	62		76
Cost recovery clauses	53		30
Deferrals related to derivative instruments	42		116
Self-insurance fund (note 31)	29		30
Other	4		24
	$2,181		$2,610
Current	$295		$251
Long-term	1,886		2,359
Total regulatory liabilities	$2,181		$2,610
(1) On March 25, 2019, Emera announced the sale of Emera Maine. As at December 31, 2019, Emera Maine's assets and liabilities were classified as held for sale. Refer to note 4 for further details.

Regulatory Liabilities
As at	December 31		December 31
millions of Canadian dollars	2019	(1)	2018
Regulatory assets
Deferred income tax regulatory assets	$862		$775
Pension and post-retirement medical plan	380		453
Deferrals related to derivative instruments	81		10
Storm restoration regulatory asset	38		32
Stranded cost recovery	27		28
Environmental remediations	26		31
Demand side management ("DSM") deferral	19		24
Unamortized defeasance costs	19		26
Cost recovery clauses	13		75
Other	87		115
	$1,552		$1,569
Current	$121		$165
Long-term	1,431		1,404
Total regulatory assets	$1,552		$1,569
Regulatory liabilities
Deferred income tax regulatory liabilities	985		1,218
Accumulated reserve - cost of removal	891		955
Regulated fuel adjustment mechanism	115		161
Storm reserve	62		76
Cost recovery clauses	53		30
Deferrals related to derivative instruments	42		116
Self-insurance fund (note 31)	29		30
Other	4		24
	$2,181		$2,610
Current	$295		$251
Long-term	1,886		2,359
Total regulatory liabilities	$2,181		$2,610
(1) On March 25, 2019, Emera announced the sale of Emera Maine. As at December 31, 2019, Emera Maine's assets and liabilities were classified as held for sale. Refer to note 4 for further details.